Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Lavel 3 [Member]
Derivative liabilities	$ 141,248	$ 0
Lavel 2 [Member]
Derivative liabilities	0	0
Lavel 1 [Member]
Derivative liabilities	$ 0	$ 0